Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses And Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities.
Advertising and promotional expenses	¥ 33,048	¥ 32,849
Professional service fees	5,237	7,690
Payable for property, equipment and leasehold improvement, net	871	681
Accrued sales rebates for advertising business	1,360	2,660
Provision for litigation contingencies	3,156	4,863
Others	3,950	4,743
Total	¥ 47,622	¥ 53,486